Schedule Of Operating Lease On Consolidated balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Leases
Operating lease ROU assets	$ 3,371	¥ 23,572	¥ 12,692
Lease liabilities, non-current	(1,425)	(9,962)	(4,424)
Lease liabilities, current	$ (2,090)	(14,619)	(8,240)
Total lease liabilities		¥ (24,581)	¥ (12,664)
Weighted average remaining lease term	1 year 10 months 24 days	1 year 10 months 24 days	1 year 7 months 6 days
Weighted average discount rate	4.90%	4.90%	4.90%